Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finished goods	$ 3,288	$ 3,326
Work in process	586	891
Raw materials	1,947	2,210
Inventories	5,821	6,427
Less: current	(4,158)	(4,611)
Long-term inventories	$ 1,663	$ 1,816